UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2004
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries
Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill, CFA	Everett, WA	October 27, 2008

Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		60
Form 13F Information Table Value Total:		100818 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	233	3134	SHRS		SOLE		3134
Abbott Laboratories	COM	002824100	490	11564	SHRS		SOLE		11564
American Express	COM	025816109	637	12372	SHRS		SOLE		12372
American Intl Group	COM	026874107	1777	26135	SHRS		SOLE		26135
Amgen Inc		COM	031162100	1934	34049	SHRS		SOLE		34049
Bank of America		COM	060505104	1418	32720	SHRS		SOLE		32720
Bank of New York	COM	064057102	438	15010	SHRS		SOLE		15010
BellSouth Corp		COM	079860102	286	10564	SHRS		SOLE		10564
Berkshire Hathaway B	COM	084670207	2251	784	SHRS		SOLE		784
Boeing Company		COM	097023105	259	5024	SHRS		SOLE		5024
Cisco Systems		COM	17275r102	585	32343	SHRS		SOLE		32343
CityBank		COM	17770a109	1544	44136	SHRS		SOLE		44136
Coca Cola		COM	191216100	1327	33138	SHRS		SOLE		33138
Comcast			COM	20030n200	773	27704	SHRS		SOLE		27704
ConocoPhillips		COM	20825c104	3036	36639	SHRS		SOLE		36639
Costco Wholesale	COM	22160k105	3128	75345	SHRS		SOLE		75345
Danaher Inc		COM	235851102	396	7714	SHRS		SOLE		7714
Dell Inc		COM	247025109	1472	41340	SHRS		SOLE		41340
Emerson Electric	COM	291011104	1549	25034	SHRS		SOLE		25034
Exxon Mobil		COM	30231g102	3296	68204	SHRS		SOLE		68204
Frontier Financial	COM	35907k105	2391	67726	SHRS		SOLE		67726
Gap Inc			COM	364760108	866	42750	SHRS		SOLE		42750
General Electric	COM	369604103	2382	70932	SHRS		SOLE		70932
Hewlett-Packard		COM	428236103	1533	81784	SHRS		SOLE		81784
Home Depot		COM	437076102	923	23558	SHRS		SOLE		23558
Horizon Financial	COM	44041f105	2728	141995	SHRS		SOLE		141995
Icos Corp		COM	449295104	746	30890	SHRS		SOLE		30890
Integrated Electric	COM	45811e103	738	153455	SHRS		SOLE		153455
Intel Corp		COM	458140100	2395	119371	SHRS		SOLE		119371
Internap		COM	45885a102	18	27500	SHRS		SOLE		27500
Johnson & Johnson	COM	478160104	2803	49757	SHRS		SOLE		49757
Kimberly Clark		COM	494368103	903	13986	SHRS		SOLE		13986
Medtronic Inc		COM	585055106	1175	22644	SHRS		SOLE		22644
Merck			COM	589331107	1471	44562	SHRS		SOLE		44562
Microsoft		COM	594918104	12873	465556	SHRS		SOLE		465556
Mylan Labs		COM	628530107	999	55490	SHRS		SOLE		55490
New York Times A	COM	650111107	1534	39245	SHRS		SOLE		39245
Newmont Mining Corp	COM	651639106	1166	25600	SHRS		SOLE		25600
Nokia Corp		COM	654902204	485	35353	SHRS		SOLE		35353
Novo Nordisk AS		COM	670100205	866	15820	SHRS		SOLE		15820
Paccar			COM	693718108	5013	72529	SHRS		SOLE		72529
Pepsico			COM	713448108	2088	42911	SHRS		SOLE		42911
Pfizer			COM	717081103	2992	97763	SHRS		SOLE		97763
Plum Creek Timber	COM	729251108	941	26866	SHRS		SOLE		26866
Procter & Gamble	COM	742718109	820	15152	SHRS		SOLE		15152
Royal Dutch		COM	780257804	2576	49925	SHRS		SOLE		49925
Safeco Corp		COM	786429100	3038	66547	SHRS		SOLE		66547
SBC Communications	COM	78387g103	894	34462	SHRS		SOLE		34462
Schlumberger Ltd	COM	806857108	1271	18890	SHRS		SOLE		18890
Shell Tr & Tr		COM	822703609	216	4860	SHRS		SOLE		4860
Starbucks Corp		COM	855244109	1710	37610	SHRS		SOLE		37610
Stryker Corp		COM	863667101	1289	26816	SHRS		SOLE		26816
Sungard Data		COM	867363103	1167	49075	SHRS		SOLE		49075
United Parcel Svc	COM	911312106	1701	22405	SHRS		SOLE		22405
Verizon Communic	COM	92343v104	304	7718	SHRS		SOLE		7718
Walgreen Company	COM	931422109	2528	70542	SHRS		SOLE		70542
Wal-Mart Stores		COM	931142103	2541	47756	SHRS		SOLE		47756
Washington Federal	COM	938824109	3011	119729	SHRS		SOLE		119729
Washington Mutual	COM	939322103	294	7531	SHRS		SOLE		7531
Wyeth			COM	983024100	599	16020	SHRS		SOLE		16020
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